Schedule of quality assurance obligation and receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Quality assurance receivable	$ 188,069	¥ 1,315,184	¥ 1,639,591
Allowance for credit losses for quality assurance receivable		(581,475)	(426,949)
Quality Assets Receivable [Member]
Quality assurance receivable		1,896,659	2,066,540
Allowance for credit losses for quality assurance receivable		(581,475)	(426,949)
Quality assurance receivable, net		¥ 1,315,184	¥ 1,639,591